Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands										3 Months Ended			6 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 01, 2018	Dec. 15, 2017	Dec. 15, 2017	Nov. 09, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Jan. 10, 2017	Jan. 06, 2017	Jun. 30, 2018	Dec. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017
Business Acquisition [Line Items]
Revenues										$ 69,765		$ 54,406	$ 137,808	$ 99,397
Net Income										$ 19,881		$ 15,906	48,805	$ 26,691			$ 62,811
Anna Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired	100.00%
Business acquisition, fair value of vessel and equipment acquired	$ 120,274
Business acquisition, outstanding debt	84,217
Purchase price adjustment for capitalized fees related to financing	1,400
Post-closing adjustment	$ 5,276
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired		100.00%	100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 96,000	$ 96,000
Business acquisition, outstanding debt		59,000	59,000
Purchase price adjustment for capitalized fees related to financing		600	600
Post-closing adjustment		3,381
Business acquisition, receivable owned		$ 35,200	35,200
Revenues			700
Net Income			$ 300
Lena Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired					100.00%
Business acquisition, fair value of vessel and equipment acquired					$ 142,457
Business acquisition, outstanding debt					111,068
Purchase price adjustment for capitalized fees related to financing					1,000
Post-closing adjustment					(108)
Business acquisition, receivable owned					24,100
Revenues											$ 5,200
Net Income											$ (100)
Business acquisition, fair value of vessel and equipment acquired					142,000
Business acquisition, outstanding debt					$ 133,800
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired						100.00%
Business acquisition, fair value of vessel and equipment acquired						$ 145,772
Business acquisition, outstanding debt						114,411
Purchase price adjustment for capitalized fees related to financing						900
Post-closing adjustment						3,650
Business acquisition, receivable owned						17,900
Revenues															$ 11,800
Net Income															$ 2,600
Business acquisition, fair value of vessel and equipment acquired						147,000
Business acquisition, outstanding debt						$ 137,700
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired							100.00%
Business acquisition, fair value of vessel and equipment acquired							$ 145,754
Business acquisition, outstanding debt							114,411
Purchase price adjustment for capitalized fees related to financing							800
Post-closing adjustment							1,741
Business acquisition, receivable owned							21,100
Revenues																$ 17,200
Net Income																$ 3,200
Business acquisition, fair value of vessel and equipment acquired							147,000
Business acquisition, outstanding debt							$ 137,700
Tordis Knutsen [Member] | Series A Preferred Unit [Member]
Business Acquisition [Line Items]
Common units issued							2,083,333
Tordis Knutsen [Member] | Common Units [Member]
Business Acquisition [Line Items]
Common units issued							3,000,000
Common Units [Member]
Business Acquisition [Line Items]
Common units issued				3,000,000				2,500,000	2,500,000
Net Income													$ 47,904				$ 61,651
Common Units [Member] | Brasil Knutsen [Member]
Business Acquisition [Line Items]
Common units issued		3,000,000